Lease (Details) - Schedule of future lease payments - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of future lease payments [Abstract]
2021	¥ 203,391	¥ 365,049
2022	160,814	201,508
2023	140,331	174,115
2024	113,150	150,189
2025	102,375	127,986
Thereafter	231,989	317,478
Total lease payments	952,050	1,336,325
Less: imputed interest	(174,625)	(390,714)
Total lease liabilities	¥ 777,425	¥ 945,611